OPTIONS (Details) - USD ($)	1 Months Ended				6 Months Ended	12 Months Ended
	Nov. 25, 2014	Nov. 18, 2014	Jul. 17, 2014	Mar. 28, 2014	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Outstanding at beginning of the period (in shares)					14,759,914
Exercised (in shares)	30,000	20,000	75,000	100,000
Outstanding at the end of the period (in shares)					25,059,629	14,759,914
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Granted Weighted Average Remaining Term					4 years 8 months 8 days
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Outstanding at beginning of the period (in shares)					14,759,914	11,434,350	4,485,250
Granted (in shares)					10,699,715	8,278,880	7,549,100
Exercised (in shares)						0	205,000
Forfeited (in shares)					(400,000)	4,953,316	395,000
Outstanding at the end of the period (in shares)					25,059,629	14,759,914	11,434,350
Exercisable (in shares)					12,299,177	8,374,294	5,635,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price
Outstanding at beginning of the period (in dollars per share)					$ 0.30	$ 0.47	$ 0.38
Granted (in dollars per share)					0.03	0.16	0.52
Exercised (in dollars per share)						0.00	0.34
Forfeited (in dollars per share)					0.88	0.44	0.50
Outstanding at end of the period (in dollars per share)					$ 0.20	$ 0.30	$ 0.47
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Outstanding, Weighted Average Remaining Term					4 years 4 days	3 years 7 months 10 days	4 years 3 months 18 days
Granted Weighted Average Remaining Term					4 years 10 months 28 days
Share Based Compensation Arrangement by Share Based Payment Award Options, Intrinsic Value
Outstanding Intrinsic Value of Exercisable Options					$ 425,513	$ 0	$ 283,408
Granted, Intrinsic Value of Exercisable Options					$ 0
Forfeited, Intrinsic Value of Exercisable Options					$ 0